Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Selling, General and Administrative Expenses	Selling, General and Administrative Expenses
Details of the selling, general and administrative expenses for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Advertising expenses	₩ 44,738	₩ 38,731	₩ 13,661
Bad debt	752	589	1,402
Outsourcing expenses	2,366	1,953	2,085
Fees and commissions	17,914	14,613	16,662
Lease expenses	889	773	712
Salaries	26,562	22,991	20,688
Expenses related to defined contribution and benefit plans	1,327	1,181	991
Employee benefits	2,804	2,385	2,257
Depreciation	4,261	4,240	3,369
Amortization	1,598	1,747	1,340
Other expenses	3,713	3,288	2,899
Total	₩ 106,924	₩ 92,491	₩ 66,066